UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soroban Master Fund LP

Address:  Gardenia Court, Suite 3307
          45 Market Street
          Camana Bay, Grand Cayman
          KY1-1103
          Cayman Islands


13F File Number: 028-14748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel to Soroban Master Fund LP's Investment Manager
Phone:  212-314-1300


Signature, Place and Date of Signing:

  /s/ Steven Niditch              New York, NY               February 14, 2013
-------------------------      ---------------------    ----------------------
      [Signature]                 [City, State]                [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     028-14747                  Soroban Capital Partners LLC

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